RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure
Retirement benefits, components of net (benefit) expense

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Qualified Plans
Benefits earned during the year	$12	$13	$14	$199	$203	$167	$—	$—	$1	$29	$28	$23
Interest cost on benefit obligation	565	612	644	367	382	342	44	53	59	116	118	105
Expected return on plan assets	(897)	(890)	(874)	(399)	(422)	(378)	(4)	(6)	(8)	(108)	(117)	(100)
Amortization of unrecognized
Net transition obligation	—	—	—	—	(1)	(1)	—	—	—	—	—	—
Prior service cost (benefit)	(1)	(1)	(1)	4	4	4	(1)	(3)	(3)	—	—	—
Net actuarial loss	96	64	47	77	72	57	4	3	11	25	24	20
Curtailment (gain) loss	—	—	—	10	4	1	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	35	10	7	—	—	—	—	—	—
Special termination benefits	—	—	—	1	27	5	—	—	—	—	—	—
Net qualified (benefit) expense	$(225)	$(202)	$(170)	$294	$279	$204	$43	$47	$60	$62	$53	$48
Nonqualified plans expense	$42	$42	$41	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total net (benefit) expense	$(183)	$(160)	$(129)	$294	$279	$204	$43	$47	$60	$62	$53	$48

Schedule of actual and estimated expected Company contributions

	Pension plans							(1)	Postretirement plans						(1)
	U.S. plans			(2)	Non-U.S. plans				U.S. plans			Non-U.S. plans
In millions of dollars	2013	2012	2011		2013	2012	2011		2013	2012	2011	2013	2012	2011
Cash contributions paid by the Company	$—	$—	$—		$177	$270	$342		$—	$—	$—	$82	$88	$70
Benefits paid directly by the Company	54	54	51		47	82	47		57	54	53	5	4	5
Total Company contributions	$54	$54	$51		$224	$352	$389		$57	$54	$53	$87	$92	$75

(1)	Payments reported for 2013 are expected amounts.
(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plan.

Summary of the funded status and amounts recognized in the Consolidated Balance Sheet for the Company's U.S. qualified, non-qualified plans and plans outside the U.S.

	Pension plans				Postretirement plans
	U.S. plans	(1)	Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2012	2011	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$12,377	$11,730	$6,262	$6,189	$1,127	$1,179	$1,368	$1,395
Benefits earned during the year	12	13	199	203	—	—	29	28
Interest cost on benefit obligation	565	612	367	382	44	53	116	118
Plan amendments	(13)	—	17	2	—	—	—	—
Actuarial (gain) loss	965	655	923	59	(24)	(44)	457	29
Benefits paid, net of participating contributions	(638)	(633)	(306)	(282)	(85)	(79)	(54)	(54)
Expected Medicare Part D subsidy	—	—	—	—	10	10	—	—
Settlements	—	—	(254)	(44)	—	—	—	—
Curtailment (gain) loss	—	—	(8)	3	—	—	—	—
Special/contractual termination benefits	—	—	1	27	—	—	—	—
Foreign exchange impact and other	—	—	198	(277)	—	8	86	(148)
Projected benefit obligation at year end	$13,268	$12,377	$7,399	$6,262	$1,072	$1,127	$2,002	$1,368
Change in plan assets
Plan assets at fair value at beginning of year	$11,991	$11,561	$6,421	$6,145	$74	$95	$1,096	$1,176
Actual return on plan assets	1,303	1,063	786	526	7	5	277	40
Company contributions	—	—	352	389	54	53	92	75
Plan participants contributions	—	—	6	6	58	65	—	—
Settlements	—	—	(254)	(44)	—	—	—	—
Benefits paid	(638)	(633)	(312)	(288)	(143)	(144)	(54)	(54)
Foreign exchange impact and other	—	—	155	(313)	—	—	86	(141)
Plan assets at fair value at year end	$12,656	$11,991	$7,154	$6,421	$50	$74	$1,497	$1,096
Funded status of the plan at year end (2)	$(612)	$(386)	$(245)	$159	$(1,022)	$(1,053)	$(505)	(272)
Net amount recognized
Benefit asset	$—	$—	$763	$874	$—	$—	$—	$—
Benefit liability	(612)	(386)	(1,008)	(715)	(1,022)	(1,053)	(505)	(272)
Net amount recognized on the balance sheet	$(612)	$(386)	$(245)	$159	$(1,022)	$(1,053)	$(505)	$(272)
Amounts recognized in Accumulated
other comprehensive income (loss)
Net transition obligation	$—	$—	$(2)	$1	$—	$—	$(1)	$(1)
Prior service cost (benefit)	13	1	(33)	(23)	1	3	5	5
Net actuarial loss	(4,904)	(4,440)	(1,936)	(1,454)	(123)	(152)	(802)	(509)
Net amount recognized in equity—pretax	$(4,891)	$(4,439)	$(1,971)	$(1,476)	$(122)	$(149)	$(798)	(505)
Accumulated benefit obligation at year end	$13,246	$12,337	$6,369	$5,463	$1,072	$1,127	$2,002	$1,368

(1)	The U.S. plans exclude nonqualified pension plans, for which the aggregate projected benefit obligation was $769 million and $713 million and the aggregate accumulated benefit obligation was $738 million and $694 million at December 31, 2012 and 2011, respectively. These plans are unfunded. As such, the funded status of these plans is $(769) million and $(713) million at December 31, 2012 and 2011, respectively. Accumulated other comprehensive income (loss) reflects pretax charges of $298 million and $231 million at December 31, 2012 and 2011, respectively, that primarily relate to net actuarial loss.
(2)	The U.S. qualified pension plan is fully funded under specified ERISA funding rules as of January 1, 2013 and no minimum required funding is expected for 2012 or 2013.

Change in Accumulated other comprehensive income (loss)

In millions of dollars	2012	2011
Balance, January 1, net of tax (1)	$(4,282)	$(4,105)
Actuarial assumptions changes and plan experience (2)	(2,400)	(820)
Net asset gain due to actual returns
exceeding expected returns	963	197
Net amortizations	214	183
Foreign exchange impact and other	(155)	28
Change in deferred taxes, net	390	235
Change, net of tax	$(988)	$(177)
Balance, December 31, net of tax (1)	$(5,270)	$(4,282)

(1)	See Note 21 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.
(2)	Includes $62 million and $70 million in net actuarial losses related to U.S. nonqualified pension plans for 2012 and 2011, respectively.

Aggregate projected benefit obligation (PBO), accumulated benefit obligation (ABO), and fair value of plan assets for pension plans with a PBO or ABO that exceeds the fair value of plan assets

	PBO exceeds fair value of plan assets					ABO exceeds fair value plan assets
	U.S. plans		(1)	Non-U.S. plans		U.S. plans		(1)	Non-U.S. plans
In millions of dollars	2012	2011		2012	2011	2012	2011		2012	2011
Projected benefit obligation	$14,037	$13,089		$4,792	$2,386	$14,037	$13,089		$2,608	$1,970
Accumulated benefit obligation	13,984	13,031		3,876	1,992	13,984	13,031		2,263	1,691
Fair value of plan assets	12,656	11,991		3,784	1,671	12,656	11,991		1,677	1,139

(1)	In 2012, the PBO and ABO of the U.S. plans include $13,268 million and $13,246 million, respectively, relating to the qualified plan and $769 million and $738 million, respectively, relating to the nonqualified plans. In 2011, the PBO and ABO of the U.S. plans include $12,377 million and $12,337 million, respectively, relating to the qualified plan and $712 million and $694 million, respectively, relating to the nonqualified plans.

Assumptions used in determining pension and postretirement benefit obligations and net benefit expense

At year end	2012	2011
Discount rate
U.S. plans (1)
Pension	3.90%	4.70%
Postretirement	3.60	4.30
Non-U.S. pension plans
Range	1.50 to 28.00	1.75 to 13.25
Weighted average	5.24	5.94
Future compensation increase rate
U.S. plans (2)	N/A	N/A
Non-U.S. pension plans
Range	1.20 to 26.00	1.60 to 13.30
Weighted average	3.93	4.04
Expected return on assets
U.S. plans	7.00	7.50
Non-U.S. pension plans
Range	0.90 to 11.50	1.00 to 12.50
Weighted average	5.76	6.25

During the year	2012	2011
Discount rate
U.S. plans (1)
Pension	4.70%	5.45%
Postretirement	4.30	5.10
Non-U.S. pension plans
Range	1.75 to 13.25	1.75 to 14.00
Weighted average	5.94	6.23
Future compensation increase rate
U.S. plans (2)	N/A	N/A
Non-U.S. pension plans
Range	1.60 to 13.30	1.00 to 11.00
Weighted average	4.04	4.66
Expected return on assets
U.S. plans	7.50	7.50
Non-U.S. pension plans
Range	1.00 to 12.50	1.00 to 12.50
Weighted average	6.25	6.89

(1)	Weighted-average rates for the U.S. plans equal the stated rates.
(2)	Since the U.S. qualified pension plan was frozen, a compensation increase rate applies only to certain small groups of grandfathered employees accruing benefits under a final pay plan formula. Only the future compensation increases for these grandfathered employees will affect future pension expense and obligations. Compensation increase rates for these small groups of participants range from 3.00% to 4.00%.

Expected and actual rates of return on pension and postretirement plan assets

	2012	2011	2010
Expected rate of return (1)	7.50%	7.50%	7.75%
Actual rate of return (2)	11.79%	11.13%	14.11%

(1)	Effective December 31, 2012, the expected rate of return decreased from 7.50% to 7.00%.
(2)	Actual rates of return are presented gross of fees.

Effect of one-percentage-point change in the discount rates on pension expense

	One-percentage-point increase
In millions of dollars	2012	2011	2010
U.S. plans	$18	$19	$19
Non-U.S. plans	(48)	(57)	(49)

	One-percentage-point decrease
In millions of dollars	2012	2011	2010
U.S. plans	$(36)	$(34)	$(34)
Non-U.S. plans	64	70	56

Effect of one-percentage-point change in the expected rates of return on pension expense

	One-percentage-point increase
In millions of dollars	2012	2011	2010
U.S. plans	$(120)	$(118)	$(119)
Non-U.S. plans	(64)	(62)	(54)

	One-percentage-point decrease
In millions of dollars	2012	2011	2010
U.S. plans	$120	$118	$119
Non-U.S. plans	64	62	54

Assumed health-care cost-trend rates, U.S plans

	2012	2011
Health-care cost increase rate for U.S. plans
Following year	8.50%	9.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Effect of one-percentage-point change in assumed health-care cost- trend rates

			One-
	One-percentage-		percentage-
	point increase		point decrease
In millions of dollars	2012	2011	2012	2011
Effect on benefits earned and
interest cost for U.S. plans	$2	$2	$(1)	$(2)
Effect on accumulated
postretirement benefit
obligation for U.S. plans	44	43	(39)	(38)

Estimated Future Benefit Payments

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2013	$774	$366	$88	$58
2014	796	356	86	63
2015	798	373	86	66
2016	811	391	83	71
2017	825	408	81	75
2018–2022	4,370	2,399	370	483

Postemployment Plans
Defined Benefit Plan Disclosure
Retirement benefits, components of net (benefit) expense

	Net Expense
In millions of dollars	2012	2011	2010
Service related expense
Service cost	$22	$16	$13
Interest cost	13	12	10
Prior service cost	7	7	7
Net actuarial loss	13	9	6
Total service related expense	$55	$44	$36
Non-service related expense	$24	$23	$33
Total net expense	$79	$67	$69

Assumptions used in determining pension and postretirement benefit obligations and net benefit expense

	2012	2011
Discount rate	3.10%	3.95%
Health-care cost increase rate
Following year	8.50%	9.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Estimated Future Benefit Payments

	Expected U.S.
	postretirement benefit payments
	Before Medicare	Medicare	After Medicare
In millions of dollars	Part D subsidy	Part D subsidy	Part D subsidy
2013	$98	$10	$88
2014	96	10	86
2015	94	8	86
2016	91	8	83
2017	89	8	81
2018–2022	399	29	370

U.S. Pension Plans
Defined Benefit Plan Disclosure
Asset allocations for the current reporting period and target allocations for next year by asset category based on asset fair values

	Target asset	U.S. pension assets		U.S. postretirement assets
	allocation	at December 31,		at December 31,
Asset category (1)	2013	2012	2011	2012	2011
Equity securities (2)	0 - 30%	17%	16%	17%	16%
Debt securities	25 - 73	45	44	45	44
Real estate	0 - 7	5	5	5	5
Private equity	0 - 15	11	13	11	13
Other investments	12 - 29	22	22	22	22
Total		100%	100%	100%	100%

(1)	Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.
(2)	Equity securities in the U.S. pension plans include no Citigroup common stock at the end of 2012 and 2011.

Plan assets by detailed asset categories and the fair value hierarchy

In millions of dollars	U.S. pension and postretirement benefit plans				(1)
	Fair value measurement at December 31, 2012
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$677	$—	$—	$677
Non-U.S. equity	412	5	—	417
Mutual funds	177	—	—	177
Commingled funds	—	1,132	—	1,132
Debt securities
U.S. Treasuries	1,431	—	—	1,431
U.S. agency	—	112	—	112
U.S. corporate bonds	1	1,396	—	1,397
Non-U.S. government debt	—	387	—	387
Non-U.S. corporate bonds	4	346	—	350
State and municipal debt	—	142	—	142
Hedge funds	—	1,132	1,524	2,656
Asset-backed securities	—	55	—	55
Mortgage-backed securities	—	52	—	52
Annuity contracts	—	—	130	130
Private equity	—	—	2,419	2,419
Derivatives	593	37	—	630
Other investments	—	—	142	142
Total investments at fair value	$3,295	$4,796	$4,215	$12,306
Cash and short-term investments	$130	$906	$—	$1,036
Other investment receivables	—	6	24	30
Total assets	$3,425	$5,708	$4,239	$13,372
Other investment liabilities	$(607)	$(60)	$—	$(667)
Total net assets	$2,818	$5,648	$4,239	$12,705

(1)	The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2012, the allocable interests of the U.S. pension and postretirement benefit plans were 99.6% and 0.4%, respectively.
In millions of dollars	U.S. pension and postretirement benefit plans				(1)
	Fair value measurement at December 31, 2011
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$572	$5	$51	$628
Non-U.S. equity	229	—	19	248
Mutual funds	137	—	—	137
Commingled funds	440	594	—	1,034
Debt securities
U.S. Treasuries	1,760	—	—	1,760
U.S. agency	—	120	—	120
U.S. corporate bonds	2	1,073	5	1,080
Non-U.S. government debt	—	352	—	352
Non-U.S. corporate bonds	4	271	—	275
State and municipal debt	—	122	—	122
Hedge funds	—	1,087	870	1,957
Asset-backed securities	—	19	—	19
Mortgage-backed securities	—	32	—	32
Annuity contracts	—	—	155	155
Private equity	—	—	2,474	2,474
Derivatives	691	36	—	727
Other investments	92	20	121	233
Total investments at fair value	$3,927	$3,731	$3,695	$11,353
Cash and short-term investments	$412	$402	$—	$814
Other investment receivables	—	393	221	614
Total assets	$4,339	$4,526	$3,916	$12,781
Other investment liabilities	$(683)	$(33)	$—	$(716)
Total net assets	$3,656	$4,493	$3,916	$12,065

(1)	The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2011, the allocable interests of the U.S. pension and postretirement benefit plans were 99.2% and 0.8%, respectively.

Reconciliations of the beginning and ending balances during the period for Level 3 assets

In millions of dollars	U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2011	(losses)	(losses)	issuances	Level 3	Dec. 31, 2012
Equity securities
U.S. equity	$51	$—	$—	$—	$(51)	$—
Non-U.S. equity	19	—	8	—	(27)	—
Debt securities
U.S. corporate bonds	5	—	1	—	(6)	—
Non-U.S. government debt	—	(1)	—	1	—	—
Non-U.S. corporate bonds	—	—	—	—	—	—
Hedge funds	870	(28)	149	199	334	1,524
Annuity contracts	155	—	6	(31)	—	130
Private equity	2,474	267	98	(484)	64	2,419
Other investments	121	—	14	12	(5)	142
Total investments	$3,695	$238	$276	$(303)	$309	$4,215
Other investment receivables	221	—	—	—	(197)	24
Total assets	$3,916	$238	$276	$(303)	$112	$4,239

In millions of dollars	U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2010	(losses)	(losses)	issuances	Level 3	Dec. 31, 2011
Equity securities
U.S. equity	$—	$—	$—	$—	$51	$51
Non-U.S. equity	—	—	(1)	—	20	19
Debt securities
U.S. corporate bonds	5	(2)	(1)	(1)	4	5
Non-U.S. corporate bonds	1	—	—	(1)	—	—
Hedge funds	1,014	42	(45)	(131)	(10)	870
Annuity contracts	187	—	3	(35)	—	155
Private equity	2,920	89	94	(497)	(132)	2,474
Other investments	4	—	(6)	—	123	121
Total investments	$4,131	$129	$44	$(665)	$56	$3,695
Other investment receivables	—	—	—	221	—	221
Total assets	$4,131	$129	$44	$(444)	$56	$3,916

Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Plan assets by detailed asset categories and the fair value hierarchy

In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Fair value measurement at December 31, 2012
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$12	$12	$—	$24
Non-U.S. equity	88	77	48	213
Mutual funds	31	4,583	—	4,614
Commingled funds	26	—	—	26
Debt securities
U.S. Treasuries	—	1	—	1
U.S. corporate bonds	10	478	—	488
Non-U.S. government debt	1,806	144	4	1,954
Non-U.S. corporate bonds	162	804	4	970
State and municipal debt	—	—	—	—
Hedge funds	—	—	16	16
Mortgage-backed securities	—	1	—	1
Annuity contracts	—	5	6	11
Derivatives	—	40	—	40
Other investments	3	9	219	231
Total investments at fair value	$2,138	$6,154	$297	$8,589
Cash and short-term investments	$56	$4	$3	$63
Total assets	$2,194	$6,158	$300	$8,652

In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Fair value measurement at December 31, 2011
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$12	$—	$—	$12
Non-U.S. equity	48	180	5	233
Mutual funds	11	4,439	32	4,482
Commingled funds	26	—	—	26
Debt securities
U.S. Treasuries	1	—	—	1
U.S. corporate bonds	1	379	—	380
Non-U.S. government debt	1,484	129	5	1,618
Non-U.S. corporate bonds	5	318	3	326
State and municipal debt	—	—	—	—
Hedge funds	—	3	12	15
Mortgage-backed securities	1	—	—	1
Annuity contracts	—	3	—	3
Derivatives	—	3	—	3
Other investments	3	6	240	249
Total investments at fair value	$1,592	$5,460	$297	$7,349
Cash and short-term investments	$168	$—	$—	$168
Total assets	$1,760	$5,460	$297	$7,517

Reconciliations of the beginning and ending balances during the period for Level 3 assets

In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2011	(losses)	(losses)	issuances	Level 3	Dec. 31, 2012
Equity securities
Non-U.S. equity	$5	$—	$—	$43	$—	$48
Mutual funds	32	—	—	(10)	(22)	—
Debt securities
Non-U.S. government bonds	5	—	—	—	(1)	4
Non-U.S. corporate bonds	3	(3)	—	2	2	4
Hedge funds	12	—	—	—	4	16
Annuity contracts	—	—	—	1	5	6
Other investments	240	7	14	(23)	(19)	219
Total investments	$297	$4	$14	$13	$(31)	$297
Cash and short-term investments	—	—	—	—	3	3
Total assets	$297	$4	$14	$13	$(28)	$300
In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2010	(losses)	(losses)	issuances	Level 3	Dec. 31, 2011
Equity securities
Non-U.S. equity	$3	$—	$2	$—	$—	$5
Mutual funds	—	—	—	—	32	32
Debt securities
Non-U.S. government bonds	—	—	—	—	5	5
Non-U.S. corporate bonds	107	—	—	2	(105)	4
Hedge funds	14	(2)	—	—	—	12
Other investments	189	4	—	(10)	56	239
Total assets	$313	$2	$2	$(8)	$(12)	$297

Non-U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Asset allocations for the current reporting period and target allocations for next year by asset category based on asset fair values

	Non-U.S. pension plans
	Weighted-average	Actual range		Weighted-average
	target asset allocation	at December 31,		at December 31,
Asset category	2013	2012	2011	2012	2011
Equity securities	16%	0 to 63%	0 to 65%	16%	19%
Debt securities	75	0 to 100	0 to 99	72	71
Real estate	1	0 to 41	0 to 42	1	1
Other investments	8	0 to 100	0 to 100	11	9
Total	100%			100%	100%

	Non-U.S. postretirement plans
	Weighted-average	Actual range		Weighted-average
	target asset allocation	at December 31,		at December 31,
Asset category	2013	2012	2011	2012	2011
Equity securities	27%	0 to 28%	0 to 44%	28%	44%
Debt securities	55	46 to 100	45 to 100	46	45
Other investments	18	0 to 26	0 to 11	26	11
Total	100%			100%	100%